Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 7 — EQUITY

Common Stock

In 2021, the Company split Common Stock into two classes with fifty million shares of Class A Common Stock, $0.001 par value per share (“Class A Common Stock”) designated and twenty million shares of Class B Common Stock, $0.001 par value per share (“Class B Common Stock”). On February 9, 2024, the Company changed the name of the Class A Common Stock and Class B Common Stock to combine into the name Common Stock, with 50,000,000 shares authorized. As of March 31, 2024 and December 31, 2023, the Company had 5,991,041 and 5,340,000 shares of Common Stock outstanding, respectively. Common Stock has voting rights.

Preferred Stock

In 2021, 5,000,000 shares of Preferred Stock were authorized, 1,400,000 was designated as Series A Preferred Stock, with 1,302,082 shares issued of Series A Preferred Stock. Series A Preferred Stock has 5% cumulative coupon and liquidation priority above all Common Shares. The coupon dividends are computed at 5% of the principal per annum and are recorded monthly.

On February 9, 2024, the Series A Preferred Stock outstanding was converted to Common Stock on a one common share for every two preferred shares basis upon the filing of the Company’s third amended and restate certificate of incorporation. Effective February 9, 2024, the company had five million shares of authorized Preferred Stock, none of which were outstanding.

The dividend due for the three months ended March 31, 2024 and the year ended December 31, 2023 was $31,250 and $125,000, respectively, for a total accrued dividend payable at March 31, 2024 of $375,000.

The Preferred Stock has the following rights and privileges:

Voting — Votes together with the Common Stock on all matters on an as-converted basis. Approval of a majority of the New Preferred Stock voting as a separate class will be required to, among other things: (i) adversely change rights of the New Preferred Stock, (ii) change the authorized number of shares of New Preferred Stock.

Conversion — Each share of New Preferred Stock is convertible into one share of Common Stock (subject to proportional adjustments for stock splits, stock dividends and the like) at any time at the option of the holder. Conversion ratio will be subject to adjustment on a broad-based, weighted average basis in the event of subsequent issuances at a price less than the original issue price (as adjusted) subject to customary exceptions.

Liquidation — One times the original issue price of the New Preferred Stock plus declared but unpaid dividends on each share of New Preferred Stock (or, if greater, the amount that the New Preferred Stock would receive on an as-converted basis) will be paid first on each share of New Preferred Stock, and the balance of proceeds to be paid to Common Stock. A merger, reorganization, or similar transaction (including a sale, exclusive license or other disposition of all or substantially all of the assets of the Company or its subsidiaries) will be treated as a liquidation, thereby triggering payment of the liquidation preference described above. For the avoidance of doubt, the liquidation preference is intended to provide the Investor (and its permitted assigns) with an aggregate liquidation payment of $2,500,000.

	Total, as of March 31, 2024	Total, as of December 31, 2023
Shares Issued to Investors	—	1,302,082
Total Shares Issued	—	1,302,082

NOTE 8 — EQUITY

Common Stock

In 2021, the Company split Common Stock into two classes with fifty million shares of Class A Common Stock, $0.001 par value per share (“Class A Common Stock”) designated and twenty million shares of Class B Common Stock, $0.001 par value per share (“Class B Common Stock”). As of December 31, 2023 and 2022, the Company had 5,340,000 and 4,990,000 shares of Class A Common Stock outstanding, respectively. Of the 350,000 shares issued in 2023, 260,000 were for related party directors or management. As of December 31, 2023 and 2022, no shares of Class B Common Stock were outstanding. Common Stock A has voting rights and Class B Common Stock has no voting rights.

Preferred Stock

In 2021, 5,000,000 shares of Preferred Stock were authorized, 1,400,000 were designated as Series A Preferred Stock, with 1,302,082 shares issued of Series A Preferred Stock. Series A Preferred Stock has 5% cumulative coupon and liquidation priority above all Common Shares. The coupon dividends are computed at 5% of the principal per annum and are recorded monthly. The accrued dividend for and as of December 31, 2023 and 2022 was $343,750 and $218,750, respectively. The Series A Preferred Stock can be converted to common shares on a one common share for every two preferred shares basis.

The Series A Preferred Stock has the following rights and privileges:

Voting — Votes together with the Common Stock on all matters on an as-converted basis. Approval of a majority of the New Preferred Stock voting as a separate class will be required to, among other things: (i) adversely change rights of the New Preferred Stock, (ii) change the authorized number of shares of New Preferred Stock.

Conversion — Each share of New Preferred Stock is convertible into one share of Common Stock (subject to proportional adjustments for stock splits, stock dividends and the like) at any time at the option of the holder. Conversion ratio will be subject to adjustment on a broad-based, weighted average basis in the event of subsequent issuances at a price less than the original issue price (as adjusted) subject to customary exceptions.

Liquidation — One times the original issue price of the New Preferred Stock plus declared but unpaid dividends on each share of New Preferred Stock (or, if greater, the amount that the New Preferred Stock would receive on an as-converted basis) will be paid first on each share of New Preferred Stock, and the balance of proceeds to be paid to Common Stock. A merger, reorganization or similar transaction (including a sale, exclusive license or other disposition of all or substantially all of the assets of the Company or its subsidiaries) will be treated as a liquidation, thereby triggering payment of the liquidation preference described above. For the avoidance of doubt, the liquidation preference is intended to provide the Investor (and its permitted assigns) with an aggregate liquidation payment of $2,500,000.

	Total, as of 12/31/2023	Total, as of 12/31/2022
Shares Issued to Investors	1,302,082	1,302,082
Total Shares Issued	1,302,082	1,302,082

1.      The Company has continued funding the Group F bridge round, and, as of April 30, 2024, the Company received $1.601 million in new notes in 2024. These convertible notes carry a 6% interest rate and mature on October 31, 2024, on the same terms as the Groups D, E and F convertible notes discussed in Note 4 above.

2.      The Company converted all of the issued and outstanding Series A preferred stock into common stock on a one share of common stock for every two shares of preferred stock basis on February 9, 2024, upon the filing of the Company’s third amended and restated certificate of incorporation.